Equity Investments Designated at Fair Value Through Other Comprehensive Income - Summary of Equity Investments Designated at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 457	¥ 995
Listed equity investment, at fair value [member] | Travelsky technology limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	237	457
Unlisted equity investments, at cost [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	220	538
Unlisted equity investments, at cost [member] | Sichuan Airlines Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	34	194
Unlisted equity investments, at cost [member] | Aviation Data Communication Corporation Limited [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	137	182
Unlisted equity investments, at cost [member] | Others [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated at fair value through other comprehensive income	¥ 49	¥ 162